COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments

Purchase
Commitments
2019	$67,568
2020	25,916
2021	5,559
2022	3,481
2023	453
Thereafter	1,625
Total	$104,602